Right of Use Assets and Lease Liabilities - Maturity of lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Maturity of the lease payments
June 30, 2024	$ 4,070
June 30, 2025	4,125
June 30, 2026	4,340
June 30, 2027	4,474
June 30, 2028	4,583
Thereafter	9,573
Total minimum lease payments	31,165
Less amount representing interest	4,807
Present value of lease liabilities	26,358	$ 29,576
Current lease liabilities	3,770	4,020
Non-current lease liabilities	$ 22,588	$ 25,556